JPMorgan U.S. Small Company Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan U.S. Small Company Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,762
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,471
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,183
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,007
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 888